Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Details) - Derivative Contract Met Hedging Criteria - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency swap contract | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 0	$ (392)	$ (1)
Currency swap contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	(747)	(5)
Interest rate swaps | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	0	0
Forward contract | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(3)	180	565
Forward contract | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	136	(1,834)	(681)
Commodity price contracts | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(15)	430	614
Options to purchase foreign currency | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 39	$ 0	$ 0